RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In May 2020, the Sponsor purchased 5,750,000 of the Company’s Class B ordinary shares (the “Founder Shares”) for an aggregate consideration of $25,000. On May 29, 2020, the Sponsor transferred an aggregate of 155,000 Founder Shares to certain members of the Company’s management team. On October 13, 2021, the Sponsor distributed 1,678,500 Founder Shares to Sunny Siu. In January 2022, the Sponsor distributed 755,930 Founder Shares to ACE SO5 Holdings Limited (“ACE SO5”), an affiliate of the Sponsor, and ACE SO5 became a party to (i) the Letter Agreement, dated as of July 27, 2020, by and among ACE, the Sponsor and certain of ACE’s current and former officers, directors and director nominees, and (ii) the Sponsor Support Agreement (as defined below).

The Sponsor, the initial shareholders and their respective permitted transferees have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Working Capital Facility

On August 12, 2020, the Company entered into a working capital facility (the “Working Capital Facility”) with ASIA-IO Advisors Limited (“ASIA-IO”), an affiliate of the Company, in the aggregate amount of $1,500,000. The funds from the Working Capital Facility shall be utilized to finance transaction costs in connection with a Business Combination. The Working Capital Facility is non-interest bearing, non-convertible and due to be repaid upon the consummation of a Business Combination. In return, the Company deposited $900,000 into an account held by ASIA-IO, from which the Company may make fund withdrawals for up to $1,500,000. Any outstanding amounts deposited with ASIA-IO upon the completion of a Business Combination or dissolution of the Company, shall be returned to the Company. As of September 30, 2022, and December 31, 2021, the Company had $1,051,499 and $527,756, respectively, borrowings under the working capital facility.

Administrative Services Agreement

The Company entered into an agreement, commencing on July 28, 2020, to pay the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2022, the Company incurred $30,000 and $90,000, respectively, in fees for these services, of which such fee is included in accrued liabilities as of September 30, 2022, on the condensed consolidated balance sheet. For the three and nine months ended September 30, 2021, the Company incurred $30,000 and $90,000 in fees for these services. As of September 30, 2022, and December 31, 2021 the Company had accrued fees in the amount of $180,000 and $90,000, respectively.

Related Party Loans

On January 13, 2022, in connection with the Company’s extension of the date by which it must complete an initial business combination, the Sponsor agreed to contribute to the Company as a loan (as amended and restated on June 30, 2022, and August 28, 2022, the “Sponsor Loan”) $0.03 for each Class A Ordinary Share of the Company that was not redeemed in connection with the shareholder vote to approve such extension, for each month (or a pro rata portion thereof if less than a month) until the earlier of (i) the date of the extraordinary general meeting held in connection with the shareholder vote to approve the Tempo Business Combination and (ii) $1.5 million has been loaned. Up to $1.5 million of the loans may be settled in whole warrants to purchase Class A Ordinary Shares of the Company at a conversion price equal to $1.00 per warrant. The loan will not bear any interest, and will be repayable by ACE to the Sponsor upon the earlier of the date by which ACE must complete an initial business combination and the consummation of the Tempo Business Combination. The maturity date of the Sponsor Loan may be accelerated upon the occurrence of an Event of Default (as defined therein). Any outstanding principal under the Sponsor Loan may be prepaid at any time by ACE, at its election and without penalty, provided, however, that the Sponsor shall have a right to first convert such principal balance as described in Section 6 of the Sponsor Loan upon notice of such prepayment. On June 30, 2022, ACE and the Sponsor amended and restated the Sponsor Loan in its entirety to, among other things, increase the aggregate principal amount available thereunder from $1,500,000 to $2,000,000, contingent upon the approval by the Company’s shareholders of the proposal to extend the date by which the Company must complete an initial business combination to October 13, 2022, which proposal was approved by special resolution at an extraordinary general meeting on July 12, 2022. On August 28, 2022, ACE and the Sponsor amended and restated the Sponsor Loan in its entirety to, among other things, increase the aggregate principal amount available thereunder from $2,000,000 to $2,125,000, contingent upon the approval by ACE’s shareholders of the extension of the date by which ACE must consummate an initial business combination to January 30, 2023, which extension was approved in October 2022. For the three and nine months ended September 30, 2022, the Company contributed $221,190 and $1,451,532 to the Trust Account, respectively. Monthly deposits into the Trust Account following the October 2022 redemptions are based on the number of Class A Ordinary Shares still outstanding following such redemptions.

As of September 30, 2022, and December 31, 2021, the Company had $1,500,000 and $0 borrowings under the Sponsor Loan, respectively. Management has determined the fair value of the note is more accurately recorded at par since the conversion price is almost 1,250% higher than the value of the warrants. No arm’s-length transaction by a note holder would result in a conversion with this fact pattern, thus it is a more accurate depiction with recording at par. As such, no fair value change was booked to the condensed consolidated statements of operations.

As of September 30, 2022, and December 31, 2021, members of the Sponsor, the Company’s management and certain other related parties advanced the Company an aggregate of $427,857 and $0, respectively, for expenses related to operations and completing a Business Combination. The amounts loaned are non-interest bearing and due to be repaid upon the consummation of a Business Combination.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In May 2020, the Sponsor purchased 5,750,000 of the Company’s Class B ordinary shares (the “Founder Shares”) for an aggregate consideration of $25,000. On May 29, 2020, the Sponsor transferred an aggregate of 155,000 Founder Shares to certain members of the Company’s management team. On October 13, 2021, the Sponsor transferred an aggregate of 1,678,500 Founder Shares to Sunny Siu.

The Sponsor and the initial shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Working Capital Facility

On August 12, 2020, the Company entered into a working capital facility (the “Working Capital Facility”) with ASIA-IO Advisors Limited (“ASIA-IO”), an affiliate of the Company, in the aggregate amount of $1,500,000. The funds from the Working Capital Facility shall be utilized to finance transaction costs in connection with a Business Combination. The Working Capital Facility is non-interest bearing, non-convertible and due to be repaid upon the consummation of a Business Combination. In return, the Company deposited $900,000 into an account held by ASIA-IO, from which the Company may make fund withdrawals for up to $1,500,000. Any outstanding amounts deposited with ASIA-IO upon the completion of a Business Combination or dissolution of the Company, shall be returned to the Company. As of December 31, 2021 and 2020, the Company had $527,756 and no borrowing, respectively, borrowings under the working capital facility.

Administrative Services Agreement

The Company entered into an agreement, commencing on July 28, 2020, to pay the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021, the Company incurred $120,000, of which $90,000 is included in accounts payable and accrued expenses on the December 31, 2021 consolidated balance sheet. For the period from March 31, 2020 (inception) through December 31, 2020, the Company incurred and paid $20,000 in fees for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021 and 2020, the Company had no outstanding borrowings under the Working Capital Loans.